CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Current assets	$ 204,319	$ 77,669
Property and equipment (using successful efforts accounting)	1,924,413	1,075,134
Total Assets	2,198,632	1,168,760		248,967
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	243,656	167,675
Redeemable preferred stock	200,878	100,000
Shareholders' equity	711,652	490,652		103,322	39,318
Total Liabilities and Shareholders’ Equity	2,198,632	1,168,760
Debt Securities Under Universal Shelf Registration Statement Form S-3
ASSETS
Current assets	204,319	77,669
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	1,924,413	1,075,134
Investment in subsidiaries	0	0	[1]
Other assets	69,900	15,957
Total Assets	2,198,632	1,168,760
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	243,656	167,675
Intercompany accounts payable	0	0
Long-term liabilities	1,042,446	410,433
Redeemable preferred stock	200,878	100,000
Shareholders' equity	711,652	490,652	[1]
Total Liabilities and Shareholders’ Equity	2,198,632	1,168,760
Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	204,319	77,669
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	1,924,413	1,075,134
Investment in subsidiaries	0	0
Other assets	69,900	15,957
Total Assets	2,198,632	1,168,760
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	243,656	167,675
Intercompany accounts payable	0	0
Long-term liabilities	1,042,446	410,433
Redeemable preferred stock	200,878	100,000
Shareholders' equity	711,652	490,652
Total Liabilities and Shareholders’ Equity	2,198,632	1,168,760
Magnum Hunter Resources Corporation | Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries | Adjustment
ASSETS
Investment in subsidiaries		32,200
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-3
ASSETS
Current assets	63,167	25,401
Intercompany accounts receivable	803,834	667,557
Property and equipment (using successful efforts accounting)	9,596	13,287
Investment in subsidiaries	763,856	147,491	[1]
Other assets	20,849	9,151
Total Assets	1,661,302	862,887
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	28,503	21,112
Intercompany accounts payable	0	0
Long-term liabilities	831,286	253,319
Redeemable preferred stock	100,000	100,000
Shareholders' equity	701,513	488,456	[1]
Total Liabilities and Shareholders’ Equity	1,661,302	862,887
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	63,167	25,401
Intercompany accounts receivable	803,834	667,557
Property and equipment (using successful efforts accounting)	9,596	13,287
Investment in subsidiaries	763,856	147,491
Other assets	20,849	9,151
Total Assets	1,661,302	862,887
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	28,503	21,112
Intercompany accounts payable	0	0
Long-term liabilities	831,286	253,319
Redeemable preferred stock	100,000	100,000
Shareholders' equity	701,513	488,456
Total Liabilities and Shareholders’ Equity	1,661,302	862,887
PRC Williston, Inc. | Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	703	2,188
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	18,257	32,607
Investment in subsidiaries	0	0
Other assets	0	0
Total Assets	18,960	34,795
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	2,291	1,319
Intercompany accounts payable	58,966	60,173
Long-term liabilities	1,274	1,983
Redeemable preferred stock	0	0
Shareholders' equity	(43,571)	(28,680)
Total Liabilities and Shareholders’ Equity	18,960	34,795
Guarantor Subsidiaries | Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries | Adjustment
LIABILITIES AND SHAREHOLDERS' EQUITY
Shareholders' equity		45,300
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
ASSETS
Current assets	48,320	19,145
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	1,148,714	627,544
Investment in subsidiaries	101,342	64,784	[1]
Other assets	5,341	440
Total Assets	1,303,717	711,913
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	109,536	81,927
Intercompany accounts payable	611,932	232,534
Long-term liabilities	83,192	93,426
Redeemable preferred stock	0	0
Shareholders' equity	499,057	304,026	[1]
Total Liabilities and Shareholders’ Equity	1,303,717	711,913
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	60,552	21,932
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	1,276,467	636,854
Investment in subsidiaries	101,341	62,672
Other assets	5,451	466
Total Assets	1,443,811	721,924
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	117,511	85,516
Intercompany accounts payable	508,254	234,468
Long-term liabilities	97,271	96,885
Redeemable preferred stock	0	0
Shareholders' equity	720,775	305,055
Total Liabilities and Shareholders’ Equity	1,443,811	721,924
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
ASSETS
Current assets	124,041	32,556
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	766,103	434,303
Investment in subsidiaries	102,354	126,655	[1]
Other assets	43,710	6,366
Total Assets	1,036,208	599,880
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	135,994	64,056
Intercompany accounts payable	191,902	435,023
Long-term liabilities	127,968	63,688
Redeemable preferred stock	100,878	0
Shareholders' equity	479,466	37,113	[1]
Total Liabilities and Shareholders’ Equity	1,036,208	599,880
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	111,126	27,503
Intercompany accounts receivable	0	0
Property and equipment (using successful efforts accounting)	620,093	392,511
Investment in subsidiaries	102,354	125,716
Other assets	43,600	6,340
Total Assets	877,173	552,070
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	125,727	59,671
Intercompany accounts payable	236,636	390,934
Long-term liabilities	112,615	58,246
Redeemable preferred stock	100,878	0
Shareholders' equity	301,317	43,219
Total Liabilities and Shareholders’ Equity	877,173	552,070
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-3
ASSETS
Current assets	(31,209)	567
Intercompany accounts receivable	(803,834)	(667,557)
Property and equipment (using successful efforts accounting)	0	0
Investment in subsidiaries	(967,552)	(338,930)	[1]
Other assets	0	0
Total Assets	(1,802,595)	(1,005,920)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	(30,377)	580
Intercompany accounts payable	(803,834)	(667,557)
Long-term liabilities	0	0
Redeemable preferred stock	0	0
Shareholders' equity	(968,384)	(338,943)	[1]
Total Liabilities and Shareholders’ Equity	(1,802,595)	(1,005,920)
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-4
ASSETS
Current assets	(31,229)	645
Intercompany accounts receivable	(803,834)	(667,557)
Property and equipment (using successful efforts accounting)	0	(125)
Investment in subsidiaries	(967,551)	(335,879)
Other assets	0	0
Total Assets	(1,802,614)	(1,002,916)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	(30,376)	57
Intercompany accounts payable	(803,856)	(685,575)
Long-term liabilities	0	0
Redeemable preferred stock	0	0
Shareholders' equity	(968,382)	(317,398)
Total Liabilities and Shareholders’ Equity	$ (1,802,614)	$ (1,002,916)

[1]	In the third quarter of 2012, the Company revised its condensed consolidating balance sheet for the year ended December 31, 2011, to correct the presentation of Guarantor and Non-Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries in the Magnum Hunter Resources Corporation column. The impact of this revision to the Guarantor Subsidiaries and Magnum Hunter Resources Corporation is an increase of equity and investment in subsidiaries of approximately $45.3 million and $32.2 million, respectively, for the year ended December 31, 2011. Management concluded the revision was not material to the related financial statements.